Supplementary Cash Flow Information - Cash and cash equivalents (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Unrestricted cash and cash equivalents included in the consolidated statement of cash flows
Cash	$ 2,612.5	$ 2,433.7
Cash equivalents	3,500.0	2,687.7
Total cash and cash equivalents	6,112.5	5,121.4	$ 6,119.6
Restricted cash and cash equivalents
Restricted cash	1,155.1	188.3
Restricted cash equivalents	245.0	454.0
Total restricted cash and restricted cash equivalents	1,400.1	642.3
Cash and cash equivalents included on the consolidated balance sheet
Cash and restricted cash	3,767.6	2,622.0
Cash equivalents and restricted cash equivalents	3,745.0	3,141.7
Total cash and cash equivalents and restricted cash and restricted cash equivalents	7,512.6	5,763.7
Blizzard Vacatia
Restricted cash and cash equivalents
Restricted cash	835.0
Cash and cash equivalents included on the consolidated balance sheet
Restricted cash	835.0
Holding company cash and investments
Unrestricted cash and cash equivalents included in the consolidated statement of cash flows
Cash	146.2	81.4
Cash equivalents	362.0	325.4
Total cash and cash equivalents	508.2	406.8
Restricted cash and cash equivalents
Restricted cash	155.0
Total restricted cash and restricted cash equivalents	155.0
Cash and cash equivalents included on the consolidated balance sheet
Cash and restricted cash	301.2	81.4
Cash equivalents and restricted cash equivalents	362.0	325.4
Total cash and cash equivalents and restricted cash and restricted cash equivalents	663.2	406.8
Holding company assets pledged for derivative obligations
Unrestricted cash and cash equivalents included in the consolidated statement of cash flows
Cash equivalents	101.1	2.5
Total cash and cash equivalents	101.1	2.5
Cash and cash equivalents included on the consolidated balance sheet
Cash equivalents and restricted cash equivalents	101.1	2.5
Total cash and cash equivalents and restricted cash and restricted cash equivalents	101.1	2.5
Subsidiary cash and short term investments
Unrestricted cash and cash equivalents included in the consolidated statement of cash flows
Cash	2,411.2	2,172.9
Cash equivalents	3,010.2	2,347.3
Total cash and cash equivalents	5,421.4	4,520.2
Restricted cash and cash equivalents
Restricted cash	1,000.1	188.1
Restricted cash equivalents	240.6	448.9
Total restricted cash and restricted cash equivalents	1,240.7	637.0
Cash and cash equivalents included on the consolidated balance sheet
Cash and restricted cash	3,411.3	2,361.0
Cash equivalents and restricted cash equivalents	3,250.8	2,796.2
Total cash and cash equivalents and restricted cash and restricted cash equivalents	6,662.1	5,157.2
Fairfax India
Unrestricted cash and cash equivalents included in the consolidated statement of cash flows
Cash	55.1	179.4
Cash equivalents	26.7	12.5
Total cash and cash equivalents	81.8	191.9
Restricted cash and cash equivalents
Restricted cash		0.2
Restricted cash equivalents	4.4	5.1
Total restricted cash and restricted cash equivalents	4.4	5.3
Cash and cash equivalents included on the consolidated balance sheet
Cash and restricted cash	55.1	179.6
Cash equivalents and restricted cash equivalents	31.1	17.6
Total cash and cash equivalents and restricted cash and restricted cash equivalents	$ 86.2	$ 197.2